REAL ESTATE INVESTMENTS - Narrative (FY) (Details)												3 Months Ended						4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 07, 2021 USD ($)	Dec. 31, 2020 USD ($) property state	Dec. 16, 2020 USD ($)	Oct. 29, 2020 USD ($)	Oct. 28, 2020 USD ($)	Sep. 16, 2020 USD ($)	Aug. 27, 2020 USD ($)	Aug. 03, 2020 USD ($)	Aug. 01, 2020 USD ($)	Apr. 01, 2020 USD ($)	Dec. 31, 2019 USD ($) property	Sep. 30, 2021 USD ($) state property	Jun. 30, 2021 lease	Dec. 31, 2020 USD ($) property state	Sep. 30, 2020 USD ($) property	Jun. 30, 2020 USD ($) property	Mar. 31, 2020 USD ($) property	Apr. 30, 2020 USD ($) lease	Dec. 31, 2020 USD ($) lease property state	Sep. 30, 2021 USD ($) state property	Sep. 30, 2020 USD ($) lease	Dec. 31, 2020 USD ($) property lease state	Dec. 31, 2019 USD ($) property
Real Estate [Line Items]
Number of real estate properties | property		36										38		36					36	38		36
Number of states in which entity operates | state		14										14		14					14	14		14
Number of real estate properties acquired | property		0												0					0			0
Number of impaired real estate properties, vacant | property		2												2			2		2			2
Impairment of real estate investment properties												$ (0)		$ 761,100	$ (0)	$ 349,457	$ 9,157,068			$ (0)	$ 9,506,525	$ 10,267,625	$ 0
Impairment charge percentage		2.50%												2.50%	0.10%		2.20%		2.50%		0.10%	2.50%
Capitalized acquisition fees paid to Former Advisor											$ 5,459												5,459
Disposal group, including discontinued operation, consideration		$ 31,096,403												$ 31,096,403					$ 31,096,403			$ 31,096,403
Proceeds from sale of real estate investments																							0
Lease termination fee				$ (1,350,000)								$ 0			$ (1,175,192)					$ 0	$ (1,175,192)	$ (1,039,648)	0
Weighted average amortization period																				9 years 3 months 18 days		9 years 4 months 24 days
Number of properties classified as real estate held for sale		4														4				0	3	2
Number of real estate properties sold																			5			5
REIT I
Real Estate [Line Items]
Revenue of acquiree																							0
24 Hour Fitness | Mortgage Notes Payable
Real Estate [Line Items]
Monthly mortgage payment										$ 32,000
Decrease in monthly mortgage payment										$ 8,000
Taylor Fresh Foods
Real Estate [Line Items]
Capitalized acquisition fees paid to Former Advisor											$ 741,000												741,000
Revenue of acquiree																							$ 548,362
Dana
Real Estate [Line Items]
Lease termination fee									$ (1,381,767)
Rent payments per month									$ 65,000
Tenant-in-common | Real Estate Investment
Real Estate [Line Items]
Ownership (as a percent)		72.70%										72.70%		72.70%					72.70%	72.70%		72.70%
REIT I
Real Estate [Line Items]
Number of real estate properties acquired | property		14									20			14					14			14	20
Retail
Real Estate [Line Items]
Number of real estate properties | property		11										13		11					11	13		11
Disposal group, including discontinued operation, consideration															$ 15,943,462						$ 15,943,462
Number of properties classified as real estate held for sale		4									3			3	2	3						4
Number of real estate properties sold | lease													3						4
Retail | 24 Hour Fitness
Real Estate [Line Items]
Impairment of real estate investment properties																	$ 5,664,517					$ 5,664,517
Disposal group, including discontinued operation, consideration			$ 9,052,941
Proceeds from sale of real estate investments			$ 1,324,383
Retail | Rite Aid
Real Estate [Line Items]
Impairment of real estate investment properties																$ 349,457						349,457
Disposal group, including discontinued operation, consideration		$ 7,250,000						$ 7,250,000						$ 7,250,000					$ 7,250,000			7,250,000
Proceeds from sale of real estate investments								$ 3,299,016
Retail | Walgreens Santa Maria and Stockbridge
Real Estate [Line Items]
Aggregate payment of lease incentives																		$ 990,000
Number of operating leases with lease incentives | lease																		2
Retail | Walgreens
Real Estate [Line Items]
Operating leases extension																		10 years
Retail | Walgreens Stockbridge
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration		5,538,462					$ 5,538,462							5,538,462					5,538,462			5,538,462
Proceeds from sale of real estate investments							$ 5,296,356
Operating leases extension																		10 years
Retail | Island Pacific Supermarket
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration		$ 3,155,000				$ 3,155,000								$ 3,155,000					$ 3,155,000			$ 3,155,000
Proceeds from sale of real estate investments						$ 1,124,016
Retail | Chevron Gas Station
Real Estate [Line Items]
Number of properties classified as real estate held for sale | property		2
Retail | Dollar General, Castalia and Lakeside
Real Estate [Line Items]
Number of properties with leases extension | property																	2
Retail | REIT I
Real Estate [Line Items]
Number of real estate properties acquired | property											5												5
Office
Real Estate [Line Items]
Number of real estate properties | property		14										14		14					14	14		14
Office | REIT I
Real Estate [Line Items]
Number of real estate properties acquired | property											4												4
Industrial
Real Estate [Line Items]
Number of real estate properties | property		11										11		11					11	11		11
Number of properties classified as real estate held for sale | property																1
Number of real estate properties sold | lease																			1
Industrial | Dana
Real Estate [Line Items]
Impairment of real estate investment properties																					2,184,395	$ 2,184,395
Disposal group, including discontinued operation, consideration	$ 10,000,000
Proceeds from sale of real estate investments	$ 4,975,334
Industrial | Rite Aid
Real Estate [Line Items]
Impairment of real estate investment properties																					349,457
Industrial | Dinan Cars
Real Estate [Line Items]
Impairment of real estate investment properties																					$ 1,308,156	1,308,156
Disposal group, including discontinued operation, consideration		$ 6,100,000			$ 6,100,000									$ 6,100,000					$ 6,100,000			$ 6,100,000
Proceeds from sale of real estate investments					$ 3,811,580
Industrial | REIT I
Real Estate [Line Items]
Number of real estate properties acquired | property											5												5
Land
Real Estate [Line Items]
Number of real estate properties | property		1												1					1			1